Share based compensation expenses - Share options issued by Pintec (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2014
Share based compensation expenses
Exercise price		$ 0.000125
Options Outstanding
Granted (shares) | shares	740,000	16,042,500
Additional Information
Share-based compensation expenses			¥ 4,534,000	$ 657	¥ 3,793,000	¥ 11,898,000
Fair value assumptions
Fair value of the underlying shares on the date of option grants (in US$)	$ 1.4506	$ 1.2785
Second Share Incentive Plan
Additional Information
Share based compensation by share based payment arrangement percentage of outstanding stock eligible to be issued as stock options			2.00%	2.00%
Options expiration period			10 years	10 years
Jimu Parent
Options Outstanding
Granted (shares) | shares			24,287,218	24,287,218
Additional Information
Unrecognized share-based compensation expenses | ¥			¥ 0
Options expiration period								10 years
Service-based share options
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)							$ 0.1599
Additional Information
Share-based compensation expenses | ¥			4,469,000		3,572,000	8,186,000
Intrinsic value of options exercised | ¥			6,000		¥ 394,000	¥ 2,365,000
Weighted average grant date fair value of options granted							0.1599
Service-based share options | Jimu Parent
Additional Information
Unrecognized share-based compensation expenses | ¥			¥ 1,000
Minimum | Service-based share options
Fair value assumptions
Expected volatility						40.61%
Risk-free interest rate (per annum)						0.73%
Expected term (in years)						5 years 6 months
Fair value of the underlying shares on the date of option grants (in US$)							0.11
Maximum | Service-based share options
Fair value assumptions
Expected volatility						40.83%
Risk-free interest rate (per annum)						0.87%
Exercise multiples						2.20%
Expected dividend yield						0.00%
Expected term (in years)						6 years 3 months
Fair value of the underlying shares on the date of option grants (in US$)							$ 0.18